UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03159
Active Assets Money Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York 10036 (Address of principal executive offices) (Zip code)
Randy Takian
522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-296-6990
Date of fiscal year end: June 30, 2009
Date of reporting period: December 31, 2008

Item 1 — Report to Shareholders

Welcome, Shareholder:

In this report, you’ll learn about how your investment in Active Assets Money Trust performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund’s financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered.
Market forecasts provided in this report may not necessarily come to pass. There is no assurance that a mutual fund will achieve its investment objective. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the fund. Please see the prospectus for more complete information on investment risks.

Fund Report

For the six months ended December 31, 2008

Market Conditions

The U.S. economy weakened considerably during the six-month review period. After rising in the first two quarters of 2008, gross domestic product (GDP) growth fell to -0.5 percent in the third quarter in a decline which is widely expected to have accelerated into the fourth quarter. Other economic data were even more dispiriting, with employment figures negative for every month of 2008 and consumer confidence falling to levels not seen in decades. The residential housing market remained depressed, as home sales and prices continued to decline. These factors led to increasing concerns about a recession, even as a decline in commodity and fuel prices beginning in October failed to boost consumer and business confidence. By year end, it was confirmed that the economy had, in fact, slid into recession.

The weakening economic outlook, coupled with credit and liquidity constraints and mortgage defaults, made for an extremely volatile market throughout the period under review. The Federal Reserve (the “Fed”) and the Treasury made considerable efforts to support both the market and the economy, including a range of innovative programs as well as aggressive reductions in the federal funds target rate and discount rate. These actions were often taken in coordination with central banks across the developed world. At the end of the period, these measures had in part helped to reduce the credit bellwether London Interbank Offered Rate (LIBOR) from its prior record levels, though LIBOR remained well above the Fed’s policy target range for federal funds of 0.0 percent to 0.25 percent.

Performance Analysis

As of December 31, 2008, Active Assets Money Trust had net assets of approximately $3.1 billion and an average portfolio maturity of 27 days. For the six-month period ended December 31, 2008, the Fund provided a total return of 0.95 percent. For the seven-day period ended December 31, 2008, the Fund provided an effective annualized yield of 0.43 percent and a current yield of 0.43 percent, while its 30-day moving average yield for December was 0.63 percent. Yield quotations more closely reflect the current earnings of the Fund. Past performance is no guarantee of future results.

Our strategy in managing the Fund remained consistent with its long-term focus on maintaining preservation of capital and liquidity. Although the aggressive reductions by the Fed drastically lowered short-term yields, the turmoil and uncertainty in the markets remained in force and indeed worsened over the course of the period. As a result, we concentrated the Fund on assets with shorter maturities. We also closely reviewed all of the eligible securities on our purchase list to eliminate unacceptable risks that had come to light, a process which resulted in a significant reduction in the number of approved securities. The portfolio did not contain any derivative securities during the reporting period. We will continue to focus closely on this strategy in an effort to maximize liquidity for the Fund and its shareholders.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

PORTFOLIO COMPOSITION as of 12/31/08
Commercial Paper	63.7%
Certificates of Deposit	14.1
Floating Rate Notes	9.5
Repurchase Agreement	8.0
Time Deposit	3.2
U.S. Government Agencies — Debenture Bonds	1.5

MATURITY SCHEDULE as of 12/31/08
1 — 30 Days	78.3%
31 — 60 Days	2.6
61 — 90 Days	13.7
91 — 120 Days	5.4

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned above. Portfolio composition and maturity schedule are as a percentage of total investments. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

The Fund invests in high quality, short-term debt obligations. In selecting investments, the “Investment Adviser,” Morgan Stanley Investment Advisors Inc., seeks to maintain the Fund’s share price at $1.00. The share price remaining stable at $1.00 means that the Fund would preserve the principal value of your investment.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

For More Information About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund’s second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the

SEC’s web site, http://www.sec.gov. You may also review and copy them at the SEC’s public reference room in Washington, DC. Information on the operation of the SEC’s public reference room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, Washington, DC 20549-0102.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 869-NEWS, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Expense Example

As a shareholder of the Fund, you incur ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of; investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 07/01/08 – 12/31/08.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds that have transactional costs, such as sales charges (loads), and redemption fees, or exchange fees.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period @
			07/01/08 –
	07/01/08	12/31/08	12/31/08
Actual (0.95% return)	$1,000.00	$1,009.50	$2.58
Hypothetical (5% annual return before expenses)	$1,000.00	$1,022.63	$2.60

@	Expenses are equal to the Fund’s annualized expense ratio of 0.51% multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Active Assets Money Trust
Portfolio of Investments - December 31, 2008 (unaudited)

		ANNUALIZED
PRINCIPAL		YIELD
AMOUNT IN		ON DATE OF	MATURITY
THOUSANDS	DESCRIPTION	PURCHASE	DATE	VALUE
	Commercial Paper (63.7%)
	Asset-Backed – Consumer Credit (5.3%)
$88,000	Old Line Funding, LLC (a)	0.50–0.75%	03/19/09–04/09/09	$87,864,910
65,000	Ranger Funding Co., LLC (a)	1.25–1.40	01/22/09–03/19/09	64,871,778
10,000	Thunder Bay Funding, LLC (a)	1.30	03/20/09	9,971,833

				162,708,521

	Asset-Backed – Consumer Diversified (7.0%)
150,000	Sheffield Receivables Corp. (a)	1.30–1.45	01/23/09–04/03/09	149,628,292
65,000	Windmill Funding Corp. (a)	1.15–1.40	01/27/09–03/19/09	64,898,062

				214,526,354

	Asset-Backed – Consumer Loans (7.7%)
130,000	Barton Capital, LLC (a)	1.20–1.50	01/22/09–02/11/09	129,880,328
20,000	Jupiter Securitization (a)	1.40	01/22/09	19,983,667
87,786	Yorktown Capital, LLC (a)	1.25–1.45	01/21/09–03/19/09	87,620,448

				237,484,443

	Asset-Backed – Corporate (4.2%)
130,000	Atlantis One Funding (a)	0.50–0.70	03/17/09–04/22/09	129,812,417

	Asset-Backed – Diversified (4.4%)
137,000	Falcon Asset Securitization Co., LLC (a)	0.50–1.40	01/20/09–03/20/09	136,875,339

	Asset-Backed – Government (0.5%)
15,000	Govco, LLC (a)	0.75	03/23/09	14,974,688

	Banking (7.8%)
125,000	Bank of America Corp.	0.01	01/02/09	124,999,965
117,000	HSBC USA Inc.	0.30–0.32	01/13/09–01/14/09	116,986,978

				241,986,943

	International Banks (26.8%)
141,000	Abbey National N.A., LLC	0.20–0.25	1/12/09–01/30/09	140,983,722
140,000	BNP Paribas Finance Inc.	0.01	01/02/09	139,999,961
35,000	Calyon North America Inc.	1.00	01/12/09	34,989,306
88,000	ING (U.S.) Funding, LLC	0.30–0.35	01/16/09–01/20/09	87,987,687
140,000	Rabobank (U.S.) Finance Corp.	0.01	01/02/09	139,999,961
145,000	Societe Generale N.A., Inc.	0.20–0.45	01/09/09–01/16/09	144,981,632
141,000	UBS Finance (Delaware) LLC	0.01–0.70	01/02/09–01/15/09	140,975,214

				829,917,483

	Total Commercial Paper (Cost $1,968,286,188)			1,968,286,188

	Certificates of Deposit (14.1%)
	International Banks
100,000	Banco Bilbao Vizcaya Argentaria-NY	0.54	01/14/09	100,000,000

See Notes to Financial Statements

Active Assets Money Trust
Portfolio of Investments - December 31, 2008 (unaudited) continued

		ANNUALIZED
PRINCIPAL		YIELD
AMOUNT IN		ON DATE OF	MATURITY
THOUSANDS	DESCRIPTION	PURCHASE	DATE	VALUE
$110,000	Calyon	1.00–3.17%	01/30/09–03/13/09	$110,000,000
145,000	Lloyds TSB Bank PLC	0.75–0.80	01/16/09	145,000,000
80,000	Royal Bank of Scotland PLC	0.24–0.95	01/09/09–01/13/09	80,000,000

	Total Certificates of Deposit (Cost $435,000,000)			435,000,000

	Floating Rate Notes (9.5%)
	Domestic Banks (1.5%)
48,500	Wachovia Bank N.A.	4.42 (b)	01/06/09 (c)	48,500,000

	Finance-Automotive (0.8%)
25,000	Toyota Motor Credit Corp.	0.32 (b)	01/02/09 (c)	24,995,424

	International Banks (7.2%)
35,000	Bank of Nova Scotia	3.11 (b)	02/06/09 (c)	35,000,000
90,000	Barclays Bank PLC	0.96–2.42 (b)	01/09/09–01/21/09 (c)	90,000,000
48,500	Deutsche Bank AG	3.41 (b)	01/21/09 (c)	48,500,000
48,000	Royal Bank of Scotland PLC	2.28 (b)	01/09/09 (c)	48,000,069

				221,500,069

	Total Floating Rate Notes (Cost $294,995,493)			294,995,493

	Repurchase Agreement (8.0%)
247,655	Goldman Sachs & Co. (dated 12/31/08; proceeds $247,655,826); fully collateralized by Federal National Mortgage Assoc., 5.50%-6.00%, due 05/01/35-01/01/38; Federal Home Loan Mortgage Corp., 5.50%, due 08/01/38; value at $255,084,650 (Cost $247,655,000)	0.06	01/02/09	247,655,000

	Time Deposit (3.2%)
100,000	State Street Bank & Trust (Cost $100,000,000)	0.01	01/02/09	100,000,000

	U.S. Government Agencies – Debenture Bonds (1.5%)
45,000	Federal Home Loan Bank (Cost $45,016,078)	2.19–2.23	02/27/09–04/03/09	45,016,078

	Total Investments (Cost $3,090,952,759) (d)		100.0%	3,090,952,759
	Other Assets in Excess of Liabilities		0.0	1,100,218

	Net Assets		100.0%	$3,092,052,977

(a)	Resale is restricted to qualified institutional investors.
(b)	Rate shown is the rate in effect at December 31, 2008.
(c)	Date of next interest rate reset.
(d)	Cost is the same for federal income tax purposes.

See Notes to Financial Statements

Active Assets Money Trust
Financial Statements

Statement of Assets and Liabilities
December 31, 2008 (unaudited)

Assets:
Investments in securities, at value (cost $3,090,952,759)	$3,090,952,759
Cash	3,932
Interest receivable	2,434,483
Prepaid expenses and other assets	704,492

Total Assets	3,094,095,666

Liabilities:
Payable for:
Investment advisory fee	830,252
Distribution fee	282,335
Transfer agent fee	238,524
Administration fee	141,168
Shares of beneficial interest redeemed	64,804
Accrued expenses and other payables	485,606

Total Liabilities	2,042,689

Net Assets	$3,092,052,977

Composition of Net Assets:
Paid-in-capital	$3,092,025,293
Accumulated undistributed net investment income	65,138
Accumulated net realized loss	(37,454)

Net Assets	$3,092,052,977

Net Asset Value Per Share 3,092,067,092 shares outstanding (unlimited shares authorized of $.01 par value)	$1.00

See Notes to Financial Statements

Active Assets Money Trust
Financial Statements continued

Statement of Operations
For the six months ended December 31, 2008 (unaudited)

Net Investment Income:
Interest Income	$46,729,133

Expenses
Investment advisory fee	5,271,918
Distribution fee	1,895,549
Administration fee	947,774
Transfer agent fees and expenses	699,440
Mutual fund insurance (Note 11)	462,369
Shareholder reports and notices	86,615
Custodian fees	75,246
Registration fees	57,382
Professional fees	50,004
Trustees’ fees and expenses	38,273
Other	62,770

Total Expenses	9,647,340

Net Investment Income	37,081,793
Net Realized Gain	10,338

Net Increase	$37,092,131

See Notes to Financial Statements

Active Assets Money Trust
Financial Statements continued

Statements of Changes in Net Assets

	FOR THE SIX	FOR THE YEAR
	MONTHS ENDED	ENDED
	DECEMBER 31, 2008	JUNE 30, 2008
	(unaudited)

Increase (Decrease) in Net Assets:
Operations:
Net investment income	$37,081,793	$269,459,391
Net realized gain (loss)	10,338	(10,043,465)
Net Increase from payments by affiliate (Note 4)	—	9,996,448

Net Increase	37,092,131	269,412,374
Dividends to shareholders from net investment income	(37,065,980)	(269,460,881)
Net decrease from transactions in shares of beneficial interest	(1,509,936,391)	(3,376,585,425)

Net Decrease	(1,509,910,240)	(3,376,633,932)
Net Assets:
Beginning of period	4,601,963,217	7,978,597,149

End of Period (Including accumulated undistributed net investment income of $65,138 and $49,325, respectively)	$3,092,052,977	$4,601,963,217

See Notes to Financial Statements

Active Assets Money Trust
Notes to Financial Statements - December 31, 2008 (unaudited)

1. Organization and Accounting Policies
Active Assets Money Trust (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund’s investment objective is high current income, preservation of capital and liquidity. The Fund was organized as a Massachusetts business trust on March 30, 1981 and commenced operations on July 7, 1981.

The following is a summary of significant accounting policies:

A. Valuation of Investments — Portfolio securities are valued at amortized cost, which approximates market value, in accordance with Rule 2a-7 under the Act .

B. Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income. Interest income is accrued daily.

C. Repurchase Agreements — The Fund may invest directly with institutions in repurchase agreements. The Fund’s custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest. If such a decrease occurs, additional collateral will be requested and, when received, will be added to the account to maintain full collateralization.

D. Federal Income Tax Policy — It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required. The Fund files tax returns with the U.S. Internal Revenue Service, New York State and New York City. The Fund follows the provisions of the Financial Accounting Standards Board (“FASB”) Interpretation No. 48 (“FIN 48”) Accounting for Uncertainty in Income Taxes. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in other expenses in the Statement of Operations. Each of the tax years in the four year period ended June 30, 2008, remains subject to examination by taxing authorities.

E. Dividends and Distributions to Shareholders — The Fund records dividends and distributions to shareholders as of the close of each business day.

Active Assets Money Trust
Notes to Financial Statements - December 31, 2008 (unaudited) continued

F. Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.
2. Investment Advisory/Administration Agreements
Pursuant to an Investment Advisory Agreement with Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”), the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.45% to the portion of the daily net assets not exceeding $250 million; 0.375% to the portion of the daily net assets exceeding $250 million but not exceeding $750 million; 0.325% to the portion of the daily net assets exceeding $750 million but not exceeding $1.25 billion; 0.30% to the portion of the daily net assets exceeding $1.25 billion but not exceeding $1.5 billion; 0.275% to the portion of the daily net assets exceeding $1.5 billion but not exceeding $1.75 billion; 0.25% to the portion of the daily net assets exceeding $1.75 billion but not exceeding $2.25 billion; 0.225% to the portion of the daily net assets exceeding $2.25 billion but not exceeding $2.75 billion; 0.20% to the portion of the daily net assets exceeding $2.75 billion but not exceeding $15 billion; 0.199% to the portion of the daily net assets exceeding $15 billion but not exceeding $17.5 billion; 0.198% to the portion of the daily net assets exceeding $17.5 billion but not exceeding $25 billion; 0.197% to the portion of the daily net assets exceeding $25 billion but not exceeding $30 billion; and 0.196% to the portion of the daily net assets exceeding $30 billion.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the “Administrator”), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.05% to the Fund’s daily net assets.

Under an agreement between the Administrator and State Street Bank and Trust Company (“State Street”), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.
3. Plan of Distribution
Morgan Stanley Distributors Inc. (the “Distributor”), an affiliate of the Investment Adviser and Administrator, is the distributor of the Fund’s shares and in accordance with a Plan of Distribution (the “Plan”) pursuant to Rule 12b-1 under the Act, finances certain expenses in connection with the promotion of sales of Fund shares.

Reimbursements for these expenses are made in monthly payments by the Fund to the Distributor, which will in no event exceed an amount equal to a payment at the annual rate of 0.15% of the Fund’s average daily net assets during the month. Expenses incurred by the Distributor pursuant to the Plan in any fiscal year will

Active Assets Money Trust
Notes to Financial Statements - December 31, 2008 (unaudited) continued

not be reimbursed by the Fund through payments accrued in any subsequent fiscal year. For the six months ended December 31, 2008, the distribution fee was accrued at the annual rate of 0.10%.
4. Security Transactions and Transactions with Affiliates
The cost of purchases and proceeds from sales/maturities of portfolio securities for the six months ended December 31, 2008, aggregated $71,229,700,234 and $72,747,547,712, respectively.

On October 23, 2007, a security owned by the Fund was subject to a credit downgrade by a rating agency. As a result of this downgrade, the Adviser determined that the security was no longer an eligible security for the Fund to own. As a result, the Adviser purchased this security from the Fund at amortized cost plus accrued interest. Prior to the purchase, the Fund owned $100,000,000 par value of this security. Had this security been sold to a third party, the Fund would have realized a loss of approximately $9,996,448. As a result, this estimated loss along with an offsetting payment from the Adviser was reflected in the Statement of Changes in Net Assets. The net result of this transaction, including the purchase of the security at amortized cost by the Adviser, had no impact on the Fund’s net assets, net assets value per share or net investment income.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Fund’s transfer agent.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the six months ended December 31, 2008, included in Trustees’ fees and expenses in the Statement of Operations amounted to $2,984. At December 31, 2008, the Fund had an accrued pension liability of $60,364 which is included in accrued expenses in the Statement of Assets and Liabilities.

The Fund has an unfunded Deferred Compensation Plan (the “Compensation Plan”) which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

Active Assets Money Trust
Notes to Financial Statements - December 31, 2008 (unaudited) continued

5. Shares of Beneficial Interest
Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

	FOR THE SIX	FOR THE YEAR
	MONTHS ENDED	ENDED
	DECEMBER 31, 2008	JUNE 30, 2008
	(unaudited)

Shares sold	4,415,187,851	19,325,361,111
Shares issued in reinvestment of dividends	36,780,849	267,108,000

	4,451,968,700	19,592,469,111
Shares redeemed	(5,961,905,091)	(22,969,054,536)

Net decrease in shares outstanding	(1,509,936,391)	(3,376,585,425)

6. Expense Offset
The expense offset represents a reduction of the fees and expenses for interest earned on cash balances maintained by the Fund with the transfer agent.
7. Risks Relating to Certain Financial Instruments
The Fund may invest in securities issued by Federal National Mortgage Association (“FNMA”) and Federal Home Loan Mortgage Corporation (“FHLMC”). Securities issued by FNMA and FHLMC are not backed by or entitled to the full faith and credit of the United States and are supported by the right of the issuer to borrow from the Treasury.

On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) was appointed as conservator of FNMA and FHLMC. In addition, the U.S. Department of the Treasury has agreed to provide capital as needed to ensure FNMA and FHLMC continue to provide liquidity to the housing and mortgage markets.
8. Federal Income Tax Status
The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ form generally accepted accounting principles These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.
9. Fair Valuation Measurements
The Fund adopted FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), effective July 1, 2008. In accordance with SFAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the

Active Assets Money Trust
Notes to Financial Statements - December 31, 2008 (unaudited) continued

principal market, or in the absence of a principal market the most advantageous market for the investment or liability. SFAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used as of December 31, 2008 in valuing the Fund’s investments carried at value:

FAIR VALUE MEASUREMENTS AT DECEMBER 31, 2008 USING
		QUOTED PRICES IN	SIGNIFICANT	SIGNIFICANT
		ACTIVE MARKET FOR	OTHER OBSERVABLE	UNOBSERVABLE
		IDENTICAL ASSETS	INPUTS	INPUTS
	TOTAL	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)
Investments in Securities	$3,090,952,759	—	$3,090,952,759	—

10. Accounting Pronouncement
On March 19, 2008, FASB released Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instrument and Hedging Activities, an amendment of FASB Statement No. 133 (“SFAS 161”). SFAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of SFAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of SFAS 161 and its impact on the Fund’s financial statements has not yet been determined.

Active Assets Money Trust
Notes to Financial Statements - December 31, 2008 (unaudited) continued

11. Guarantee Program for Money Market Funds
On September 29, 2008, the Trustees approved the participation by the Fund in the U.S. Treasury’s Temporary Guarantee Program for Money Market Funds (the “Program”). Under this Program, the U.S. Treasury will guarantee to investors that they will receive $1.00 for each money market fund share held as of close of business on September 19, 2008. Eligible funds must be regulated under Rule 2a-7 of the Act, must maintain a stable share price of $1.00 and must be publicly offered and registered with the Securities and Exchange Commission (“SEC”). To participate in the Program, eligible funds must pay a fee. While the Program protects the accounts of investors, each money market fund makes the decision to sign up for the Program. Investors cannot sign up for the Program individually. The Program was in effect for an initial three month term, expiring December 18, 2008. On November 24, 2008, the U.S. Treasury announced an extension of the Program through April 30, 2009. All money market funds that currently participate in the Program and meet the extension requirements are eligible to continue to participate for an additional fee. The Fund has applied to participate in the extension. The Program will continue to provide coverage to shareholders up to amounts that they held in participating money market funds as of the close of business on September 19, 2008. The Secretary of the Treasury has the option to extend the Program up to the close of business on September 18, 2009.

Active Assets Money Trust
Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE SIX
	MONTHS ENDED	FOR THE YEAR ENDED JUNE 30,
	DECEMBER 31, 2008	2008	2007		2006		2005		2004
	(unaudited)

Selected Per Share Data:
Net asset value, beginning of period	$1.00	$1.00	$1.00		$1.00		$1.00		$1.00

Net income from investment operations	0.009	0.041	0.049		0.038		0.018		0.007
Less dividends from net investment income	(0.009)	(0.041)	(0.049	)(a)	(0.038	)(a)	(0.018	)(a)	(0.007	)(a)

Net asset value, end of period	$1.00	$1.00	$1.00		$1.00		$1.00		$1.00

Total Return	0.95%(c )	4.20%(b )	4.99%		3.85%		1.82%		0.68%
Ratios to Average Net Assets:
Total expenses (before expense offset)	0.51%(d )	0.47%	0.47%		0.44%		0.42%		0.41%
Net investment income	1.95%(d )	4.23%	4.88%		3.63%		1.80%		0.67%
Supplemental Data:
Net assets, end of period, in millions	$3,092	$4,602	$7,979		$9,878		$21,601		$21,655

(a)	Includes capital gain distribution of less than $0.001.
(b)	The Adviser fully reimbursed the Fund for the loss incurred resulting from the disposal of an investment. Without this reimbursement, the total return was 4.05%. See Note 4.
(c)	Not annualized.
(d)	Annualized.

See Notes to Financial Statements

Active Assets Money Trust
An Important Notice Concerning Our U.S. Privacy Policy (unaudited)

We are required by federal law to provide you with a copy of our Privacy Policy annually.

The following Policy applies to current and former individual investors in Morgan Stanley Advisor funds. This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders. Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

We Respect Your Privacy
We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others. We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as “personal information.”

1.	What Personal Information Do We Collect About You?
To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

For example:

•	We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

•	We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•	We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•	We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

•	If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer’s operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of “cookies.” “Cookies” recognize your computer each time your return to one of our sites, and help to improve our sites’ content and personalize your experience on our sites by, for example, suggesting

Active Assets Money Trust
An Important Notice Concerning Our U.S. Privacy Policy (unaudited) continued

offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

2.	When Do We Disclose Personal Information We Collect About You?
To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

A. Information We Disclose to Our Affiliated Companies.  We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

B. Information We Disclose to Third Parties.  We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to nonaffiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

3.	How Do We Protect the Security and Confidentiality of Personal Information We Collect About You?
We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

Trustees

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Officers

Michael E. Nugent
Chairperson of the Board

Randy Takian
President and Principal Executive Officer

Kevin Klingert
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Legal Counsel

Clifford Chance US LLP
31 West 52nd Street
New York, New York 10019

Counsel to the Independent Trustees

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Investment Adviser

Morgan Stanley Investment Advisors Inc.
522 Fifth Avenue
New York, New York 10036

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund’s Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Distributors Inc., member FINRA.

(c) 2009 Morgan Stanley

MORGAN STANLEY FUNDS

Active Assets
Money Trust

Semiannual Report
December 31, 2008

AAMSAN
IU09-00657P-Y12/08

Item 2. Code of Ethics.
Not applicable for semiannual reports.
Item 3. Audit Committee Financial Expert.
Not applicable for semiannual reports.
Item 4. Principal Accountant Fees and Services
Not applicable for semiannual reports.
Item 5. Audit Committee of Listed Registrants.
Not applicable for semiannual reports.
Item 6.
(a) Refer to Item 1.
(b) Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable for semiannual reports.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Applicable only to reports filed by closed-end funds.
Item 9. Closed-End Fund Repurchases
Applicable to reports filed by closed-end funds.
Item 10. Submission of Matters to a Vote of Security Holders
Not applicable.

Item 11. Controls and Procedures
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits
(a) Code of Ethics – Not applicable for semiannual reports.
(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

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SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Active Assets Money Trust
/s/ Randy Takian
Randy Takian
Principal Executive Officer
February 19, 2009
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
/s/ Randy Takian
Randy Takian
Principal Executive Officer
February 19, 2009
/s/ Francis Smith
Francis Smith
Principal Financial Officer
February 19, 2009

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